Note 9 - Discontinued Operations	12 Months Ended
Dec. 31, 2012
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
(9)           Discontinued operations

As of December 31, 2012 and 2011, the Company’s liabilities related to discontinued operations were as follows:

	2012	2011

Accrued expenses	$(655,061)	$(655,061)

Liabilities of discontinued operations	$(655,061)	$(655,061)